Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit before tax		$ 295.8	$ 196.5	$ 121.6
Tax		(77.8)	(55.2)	(23.4)
Profit after tax		218.0	141.3	98.2
AT1 dividends paid		(13.3)	(13.3)	(6.6)
Profit attributable to equity holders of the Group		$ 204.7	$ 128.0	$ 91.6
Weighted average number of shares for basic EPS (in shares)		69,231,625	66,018,514	66,051,966
Basic earnings per share (in dollars per share)	[1]	$ 2.96	$ 1.94	$ 1.39
Share schemes (in shares)		6,047,829	4,304,953	1,518,855
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)		75,279,454	70,323,467	67,570,821
Diluted earnings per share (in dollars per share)	[1]	$ 2.72	$ 1.82	$ 1.36

[1]	Earnings per share has been restated due to the reverse share split. Refer to note 33 for further information.